EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Value Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio

Investor, Institutional and Class R Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-441-7762 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

Funds Overview	Key facts and details about the funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	Mid-Cap Growth Equity Portfolio	4
	Mid-Cap Value Equity Portfolio	8
	Small Cap Core Equity Portfolio	12
	Small Cap Growth Equity Portfolio	16
	Small Cap Value Equity Portfolio	20
	Small/Mid-Cap Growth Portfolio	24

Details About the Funds	How Each Fund Invests	29
	Investment Risks	33

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	36
	Details about the Share Classes	39
	How to Buy, Sell, Exchange and Transfer Shares	43
	Account Services and Privileges	49
	Funds’ Rights	50
	Participation in Fee-Based Programs	50
	Short-Term Trading Policy	51
	Redemption Fee	52
	Distribution and Service Payments	53

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	55
	Portfolio Manager Information	57
	Conflicts of Interest	59
	Valuation of Fund Investments	59
	Dividends, Distributions and Taxes	60

Financial Highlights	Financial Performance of the Funds	62

General Information	Shareholder Documents	88
	Certain Fund Policies	88
	Statement of Additional Information	89

Glossary	Glossary of Investment Terms	90

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about six portfolios of BlackRock FundsSM (the “Trust”): BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity”), BlackRock Mid-Cap Value Equity Portfolio (“Mid-Cap Value Equity”), BlackRock Small Cap Core Equity Portfolio (“Small Cap Core Equity”), BlackRock Small Cap Growth Equity Portfolio (“Small Cap Growth Equity”), BlackRock Small Cap Value Equity Portfolio (“Small Cap Value Equity”) and BlackRock Small/Mid-Cap Growth Portfolio (“Small/Mid-Cap Growth”). The portfolios are collectively referred to in this prospectus as the “Funds.” Each Fund represents a separate portfolio of securities and each has its own investment objective.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to each of the Funds. Terms in bold face type in the text are defined in the Glossary section.

Mid-Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. Mid-Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in Mid-Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Mid-Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

Risk/Return Information

The chart and table shown below give you a picture of Mid-Cap Growth Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell Midcap® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Mid-Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 61.35% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.87% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Growth Equity Portfolio — Investor A
Return Before Taxes[1]	–49.18%	–4.00%	0.20%
Return After Taxes on Distributions[1]	–49.18%	–4.04%	–2.34%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–31.97%	–3.34%	–0.78%

BlackRock Mid-Cap Growth Equity Portfolio — Investor B2
Return Before Taxes[1]	–49.16%	–4.07%	0.15%

BlackRock Mid-Cap Growth Equity Portfolio — Investor C
Return Before Taxes[1]	–47.29%	–3.68%	0.01%

BlackRock Mid-Cap Growth Equity Portfolio — Institutional
Return Before Taxes[1]	–46.15%	–2.54%	1.21%

BlackRock Mid-Cap Growth Equity Portfolio — Class R
Return Before Taxes[1]	–46.37%	–3.02%	0.69%

Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)	–44.32%	–2.33%	–0.18%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of Mid-Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Management Fee	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.48%	0.65%	0.45%	0.33%[5]	0.43%

Acquired Fund Fees and Expenses[6]	0.01%	0,01%	0,01%	0,01%	0,01%

Total Annual Fund Operating Expenses[6]	1.54%	2.46%	2.26%	1.14%	1.74%

Fee Waivers and Expense Reimbursements[7]	—%	(0.12)%	—%	—%	(0.13)%

Net Annual Fund Operating Expenses[7]	1.54%	2.34%	2.26%	1.14%	1.61%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	Other Expenses have been restated to reflect current fees.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.58% (for Investor A Shares), 2.33% (for Investor B and Investor C Shares), 1.23% (for Institutional Shares) and 1.60% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$673	$986	$1,320	$2,263

Investor B Shares[2]
Redemption	$687	$1,105	$1,500	$2,560	[3]

Investor B Shares
No Redemption	$237	$755	$1,300	$2,560	[3]

Investor C Shares[2]
Redemption	$329	$706	$1,210	$2,595

Investor C Shares
No Redemption	$229	$706	$1,210	$2,595

Institutional Shares	$116	$362	$628	$1,386

Class R Shares	$164	$535	$932	$2,041

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Mid-Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Mid-Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

Risk/Return Information

On January 31, 2005, Mid-Cap Value Equity reorganized with the State Street Research Mid-Cap Value Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Mid-Cap Value Equity in exchange for shares of Mid-Cap Value Equity, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as Mid-Cap Value Equity. The chart and table shown below give you a picture of Mid-Cap Value Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Mid-Cap Value Equity. The table compares the Fund’s performance to that of the Russell Midcap® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Mid-Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.18% (quarter ended December 31, 2001) and the lowest return for a quarter was –25.07% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Value Equity Portfolio — Investor A
Return Before Taxes[1]	–41.91%	–0.33%	4.32%
Return After Taxes on Distributions[1]	–41.99%	–2.45%	2.22%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–27.14%	–0.68%	2.92%

BlackRock Mid-Cap Value Equity Portfolio — Investor B2
Return Before Taxes[1]	–41.90%	–0.25%	4.27%

BlackRock Mid-Cap Value Equity Portfolio — Investor C
Return Before Taxes[1]	–39.80%	–0.01%	4.14%

BlackRock Mid-Cap Value Equity Portfolio — Institutional
Return Before Taxes[1]	–38.50%	1.03%	5.20%

Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	0.33%	4.45%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Mid-Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.40%[5]	0.44%	0.40%	0.33%[5]

Acquired Fund Fees and Expenses[6]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[6]	1.46%	2.25%	2.21%	1.14%

Fee Waivers and Expense Reimbursements[7]	(0.20)%	(0.24)%	(0.20)%	(0.19)%

Net Annual Fund Operating Expenses[7]	1.26%	2.01%	2.01%	0.95%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	Other Expenses have been restated to reflect current fees.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Investor A Shares), 2.00% (for Investor B and Investor C Shares) and 0.94% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$647	$944	$1,263	$2,163

Investor B Shares[2]
Redemption	$654	$1,030	$1,383	$2,367	[3]

Investor B Shares
No Redemption	$204	$680	$1,183	$2,367	[3]

Investor C Shares[2]
Redemption	$304	$672	$1,166	$2,529

Investor C Shares
No Redemption	$204	$672	$1,166	$2,529

Institutional Shares	$97	$343	$609	$1,369

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Small Cap Core Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Core Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Core Equity normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Small Cap Core Equity’s risks, see “Investment Risks” below.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

Risk/Return Information

The chart and table shown below give you a picture of the Fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance will vary and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for Small Cap Core Equity in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Core Equity
As of 12/31

[1]	Performance of the Fund for the 2002 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.

During the period shown in the bar chart, the highest return for a quarter was 25.44% (quarter ended June 30, 2003) and the lowest return for a quarter was –24.09% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	Since Inception[3]

BlackRock Small Cap Core Equity Portfolio — Investor A
Return Before Taxes[1]	–39.32%	–1.73%	3.63%
Return After Taxes on Distributions[1]	–39.32%	–2.20%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.56%	–1.44%	3.13%

BlackRock Small Cap Core Equity Portfolio — Investor B2
Return Before Taxes[1]	–39.30%	–1.75%	3.84%

BlackRock Small Cap Core Equity Portfolio — Investor C
Return Before Taxes[1]	–37.09%	–1.38%	3.86%

BlackRock Small Cap Core Equity Portfolio — Institutional
Return Before Taxes[1]	–35.65%	–0.24%	4.76%

Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	–33.79%	–0.93%	1.60%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[3]	Inception date is January 2, 2002.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for other classes of shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Small Cap Core Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.66%[6]	0.60%	0.60%	0.44%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.92%	2.61%	2.61%	1.45%

Fee Waivers and Expense Reimbursements[8]	(0.14)%	(0.08)%	(0.08)%	(0.14)%

Net Annual Fund Operating Expenses[8]	1.78%	2.53%	2.53%	1.31%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.77% (for Investor A Shares), 2.52% (for Investor B and Investor C Shares) and 1.30% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Core Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, in addition, with respect to Investor B and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$646	$1,084	$1,495	$2,640

Investor B Shares[2]
Redemption	$706	$1,154	$1,578	$2,771	[3]

Investor B Shares
No Redemption	$256	$804	$1,378	$2,771	[3]

Investor C Shares[2]
Redemption	$356	$804	$1,378	$2,938

Investor C Shares
No Redemption	$256	$804	$1,378	$2,938

Institutional Shares	$133	$445	$779	$1,723

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Small Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. Small Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in Small Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Small Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Growth Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 49.23% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.84% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Growth Equity Portfolio — Investor A
Return Before Taxes[1]	–43.22%	–1.97%	–0.22%
Return After Taxes on Distributions[1]	–43.22%	–1.97%	–1.58%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–28.09%	–1.67%	–0.64%

BlackRock Small Cap Growth Equity Portfolio — Investor B2
Return Before Taxes[1]	–43.30%	–2.15%	–0.29%

BlackRock Small Cap Growth Equity Portfolio — Investor C
Return Before Taxes[1]	–41.25%	–1.77%	–0.46%

BlackRock Small Cap Growth Equity Portfolio — Institutional
Return Before Taxes[1]	–39.84%	–0.60%	0.72%

Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.54%	–2.35%	–0.76%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Small Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.38%[6]	0.53%	0.53%	0.26%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.19%	2.09%	2.09%	0.82%

Fee Waivers and Expense Reimbursements[8]	—%	—%	—%	—%

Net Annual Fund Operating Expenses[8]	1.19%	2.09%	2.09%	0.82%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.46% (for Investor A Shares), 2.21% (for Investor B and Investor C Shares) and 0.99% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$640	$883	$1,145	$1,892

Investor B Shares[2]
Redemption	$662	$1,005	$1,324	$2,190	[3]

Investor B Shares
No Redemption	$212	$655	$1,124	$2,190	[3]

Investor C Shares[2]
Redemption	$312	$655	$1,124	$2,421

Investor C Shares
No Redemption	$212	$655	$1,124	$2,421

Institutional Shares	$ 84	$262	$455	$1,014

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Small Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million to $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Small Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Value Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Small Cap Value Equity. The table compares the Fund’s performance to that of the Russell 2000® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 19.72% (quarter ended June 30, 2003) and the lowest return for a quarter was –25.82% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Value Equity Portfolio — Investor A
Return Before Taxes[1]	–38.78%	–2.57%	2.53%
Return After Taxes on Distributions[1]	–38.83%	–6.01%	–0.41%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.16%	–2.65%	1.43%

BlackRock Small Cap Value Equity Portfolio — Investor B2
Return Before Taxes[1]	–38.73%	–2.39%	2.46%

BlackRock Small Cap Value Equity Portfolio — Investor C
Return Before Taxes[1]	–36.58%	–2.29%	2.29%

BlackRock Small Cap Value Equity Portfolio — Institutional
Return Before Taxes[1]	–35.04%	–1.13%	3.51%

Russell 2000® Value Index (Reflects no deduction for fees, expenses or taxes)	–28.93%	0.27%	6.11%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Small Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.68%[6]	0.76%	0.73%	0.63%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.49%	2.32%	2.29%	1.19%

Fee Waivers and Expense Reimbursements[8]	(0.04)%	(0.12)%	(0.09)%	(0.21)%

Net Annual Fund Operating Expenses[8]	1.45%	2.20%	2.20%	0.98%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.44% (for Investor A Shares), 2.19% (for Investor B and Investor C Shares) and 0.97% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 1.36% (for Investor A Shares), 2.12% (for Investor B Shares) and 2.16% (for Investor C Shares). See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$665	$968	$1,292	$2,208

Investor B Shares[2]
Redemption	$673	$1,063	$1,429	$2,439	[3]

Investor B Shares
No Redemption	$223	$713	$1,229	$2,439	[3]

Investor C Shares[2]
Redemption	$323	$707	$1,217	$2,619

Investor C Shares
No Redemption	$223	$707	$1,217	$2,619

Institutional Shares	$100	$357	$634	$1,425

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Small/Mid-Cap Growth Portfolio

What is the Fund’s investment objective?

The investment objective of Small/Mid-Cap Growth is growth of capital.

What are the Fund’s main investment strategies?

Under normal market conditions, Small/Mid-Cap Growth invests at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2500™ Growth Index (between approximately $7.6 million and $5.2 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if Fund management continues to believe that those shares are an attractive investment. The Fund’s stock investments may include common and preferred stocks, convertible securities and warrants. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Small/Mid-Cap Growth’s risks, see “Investment Risks” below.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small and mid-cap investments

  Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

Risk/Return Information

On January 31, 2005, Small/Mid-Cap Growth reorganized with the State Street Research Emerging Growth Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had substantially similar investment goals and strategies as the Fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance will vary and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2500™ Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small/Mid-Cap Growth
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 47.87% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.63% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small/Mid-Cap Growth Portfolio — Investor A
Return Before Taxes[1]	–47.59%	–5.67%	1.14%
Return After Taxes on Distributions[1]	–47.60%	–6.52%	0.08%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–30.92%	–4.42%	0.82%

BlackRock Small/Mid-Cap Growth Portfolio — Investor B2
Return Before Taxes[1]	–47.52%	–5.64%	1.12%

BlackRock Small/Mid-Cap Growth Portfolio — Investor C
Return Before Taxes[1]	–45.60%	–5.35%	0.98%

BlackRock Small/Mid-Cap Growth Portfolio — Institutional
Return Before Taxes[1]	–44.49%	–4.38%	1.99%

BlackRock Small/Mid-Cap Growth Portfolio — Class R
Return Before Taxes[1]	–44.82%	–4.93%	1.39%

Russell 2500™ Growth Index (Reflects no deduction for fees, expenses or taxes)	–41.50%	–2.24%	0.75%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for other classes of shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B, C, Institutional and Class R Shares of Small/Mid-Cap Growth. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Management Fee	0.75%	0.75%	0.75%%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.47%[6]	0.65%	0.50%	0.70%[6]	0.85%[7]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.48%	2.41%	2.26%	1.46%	2.11%

Fee Waivers and Expense Reimbursements[8]	(0.12)%	(0.30)%	(0.15)%	(0.35)%	(0.47)%

Net Annual Fund Operating Expenses[8]	1.36%	2.11%	2.11%	1.11%	1.64%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% (for Investor A Shares), 2.10% (for Investor B and Investor C Shares), 1.10% (for Institutional Shares) and 1.63% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds— BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small/Mid-Cap Growth with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, in addition, with respect to Investor B and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$656	$957	$1,280	$2,191

Investor B Shares[2]
Redemption	$664	$1,073	$1,458	$2,492	[3]

Investor B Shares
No Redemption	$214	$723	$1,258	$2,492	[3]

Investor C Shares[2]
Redemption	$314	$692	$1,196	$2,584

Investor C Shares
No Redemption	$214	$692	$1,196	$2,584

Institutional Shares	$113	$427	$764	$1,716

Class R Shares	$167	$616	$1,091	$2,404

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Details About the Funds

How Each Fund Invests

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of a Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However such change can be effected without shareholder approval.

Mid-Cap Growth Equity Portfolio Investment Goal

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on U.S. mid-capitalization growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP GROWTH EQUITY

Mid-Cap Growth Equity is managed by a team of financial professionals. Eileen M. Leary, CFA, and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Mid-Cap Value Equity Portfolio

Investment Goal

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking mid-capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of U.S. mid-capitalization companies. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs. The Fund may invest in REITs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP VALUE EQUITY

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony F. Forcione, CFA, and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small Cap Core Equity Portfolio

Investment Goal

The investment objective of Small Cap Core Equity is long-term capital appreciation.

Investment Process

Fund management seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. Fund management initially screens for stocks from a market universe of companies with market capitalizations under $3.2 billion. The Fund will invest in stocks that Fund management believes offer attractive returns through capital appreciation. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs. The Fund may invest in REITs.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP CORE EQUITY

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small Cap Growth Equity Portfolio

Investment Goal

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on small cap emerging growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP GROWTH EQUITY

Small Cap Growth Equity is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small Cap Value Equity Portfolio

Investment Goal

The investment objective of Small Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking small capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of companies with market capitalizations under $3.2 billion. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price which is when Fund management believes it is fully valued or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million to $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs. The Fund may invest in REITs.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP VALUE EQUITY

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small/Mid-Cap Growth Portfolio

Investment Goal

The investment objective of Small/Mid-Cap Growth is to provide growth of capital.

Investment Process

The Fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that have good current or prospective earnings and strong management teams.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when the stock reaches its target price or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2500™ Growth Index (between approximately $7.6 million and $5.2 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if Fund management continues to believe that those shares are an attractive investment. The Fund’s stock investments may include common and preferred stocks, convertible securities and warrants. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities including value stocks or dividend stocks. They may also include bonds rated investment-grade at the time of purchase and their unrated equivalents, as well as U.S. government securities.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL/MID-CAP GROWTH

Small/Mid-Cap Growth is managed by a team of financial professionals. Andrew F. Thut, Rob Hallisey and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Funds:

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Money Market Securities — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Temporary Defensive Strategies — It is possible that in extreme market conditions a Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

  Derivatives (Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and Small/Mid-Cap Growth) — The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the “Statement of Additional Information” (the “SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Mid-Cap Securities Risk (Mid-Cap Growth Equity, Mid-Cap Value Equity and Small/Mid-Cap Growth) — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Small Cap and Emerging Growth Securities Risk (Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and Small/Mid-Cap Growth) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Growth Investing Style Risk (Mid-Cap Growth Equity, Small Cap Growth Equity, and Small/Mid-Cap Growth) — Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Value Investing Style Risk (Mid-Cap Value Equity and Small Cap Value Equity) — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Derivatives Risk (Mid-Cap Growth Equity and Mid-Cap Value Equity Main Risk; Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and Small/Mid-Cap Growth Other Risk) — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

REIT Investment Risk (Mid-Cap Value Equity, Small Cap Core Equity and Small Cap Value Equity) — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Warrants Risk (Small/Mid-Cap Growth) — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, Fund management will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

Debt Securities Risk (Small/Mid-Cap Growth) — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor B, Investor C and Institutional Shares in this prospectus for Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity; Investor A, Investor B, Investor C, Institutional and Class R Shares in this prospectus for Mid-Cap Growth Equity and Small/Mid-Cap Growth), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any sales charge. However, only certain investors may buy Institutional Shares. If you select Investor A Shares of a Fund, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Investor B, Investor C or Class R Shares (if available for your Fund), you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor B Shares, 0.75% per year for Investor C Shares and 0.25% per year for Class R Shares and a service fee of 0.25% per year for all three classes of shares on an ongoing basis under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor B or Investor C Shares of a Fund. Classes with lower expenses will have higher net asset values and dividends relative to other share classes. If you redeem (either by sale or exchange) shares of any class of certain Funds (see “Redemption Fee” herein) within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the following share classes of each Fund.

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,2

Availability	Generally available	Generally available	Generally available	Limited to certain	Available only to
	through financial	through financial	through financial	investors, including:	certain retirement
	intermediaries.	intermediaries.[3]	intermediaries.[3]	•Current	plans
Institutional
shareholders that
meet certain
requirements
•Certain retirement
plans
•Participants in
certain programs
sponsored by
BlackRock or its
affiliates or
financial
intermediaries.
•Certain employees
and affiliates of
BlackRock or its
affiliates.

Minimum	$1,000 for all	$1,000[4] for all	$1,000[4] for all	•$2 million for	$100 for all
Investment	accounts except:	accounts except:	accounts except:	institutions and	accounts
	•$250 for certain	•$250 for certain	•$250 for certain	individuals
	fee-based	fee-based	fee-based	•Institutional
	programs	programs	programs	Shares are
	•$100 for	•$100 for	•$100 for	available to
	retirement plans	retirement plans	retirement plans	clients of
	•$50, if	•$50, if	•$50, if	registered
	establishing	establishing	establishing	investment
	Automatic	Automatic	Automatic	advisors who have
	Investment Plan	Investment Plan	Investment Plan	$250,000
	(“AIP”)	(“AIP”)	(“AIP”)	invested in the
Fund

Initial Sales	Yes. Payable at	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	time of purchase.	price is invested in	price is invested in	price is invested in	price is invested in
	Lower sales	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.
charges are
available for larger
investments.

Deferred Sales	No. (May be	Yes. Payable if you	Yes. Payable if you	No.	No.
Charge?	charged for	redeem within six	redeem within one
	purchases of	years of purchase.	year of purchase.
$1 million or more
that are redeemed
within eighteen
months).

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.	0.25% Annual
Service (12b-1)	0.25% Annual	Distribution Fee.	Distribution Fee.		Distribution Fee.
Fees?	Service Fee.	0.25% Annual	0.25% Annual		0.25% Annual
		Service Fee.	Service Fee.		Service Fee.

Redemption Fees?	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you
(applicable only to	redeem or	redeem or	redeem or	redeem or	redeem or
Small Cap Core	exchange within 30	exchange within 30	exchange within 30	exchange within 30	exchange within 30
Equity, Small Cap	days of purchase.	days of purchase.	days of purchase.	days of purchase.	days of purchase.
Growth Equity,
Small Cap Value
Equity and
Small/Mid-Cap
Growth)

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,2

Conversion to	N/A	Yes, automatically	No.	No.	No.
Investor A Shares?		after approximately
eight years.

Advantage	Makes sense for	No up-front sales	No up-front sales	No up-front sales	No up-front sales
	investors who are	charge so you start	charge so you start	charge so you start	charge so you start
	eligible to have the	off owning more	off owning more	off owning more	off owning more
	sales charge	shares.	shares.	shares.	shares.
	reduced or		These shares may
	eliminated or who		make sense for
	have a long-term		investors who have
	investment horizon		a shorter
	because there are		investment horizon
	no ongoing		relative to Investor
	distribution fees.		A or Investor B
Shares.

Disadvantage	You pay a sales	You pay ongoing	You pay ongoing	Limited availability.	You pay ongoing
	charge up-front,	distribution fees	distribution fees		distribution fees
	and therefore you	each year you own	each year you own		each year you own
	start off owning	Investor B Shares,	Investor C Shares,		shares, which
	fewer shares.	which means that	which means that		means that you can
		you can expect	you can expect		expect lower total
		lower total	lower total		performance per
		performance than if	performance per		share than if you
		you owned Investor	share than if you		owned Investor A
		A Shares.	owned Investor A		Shares. Unlike
			Shares. Unlike		Investor B Shares,
			Investor B Shares,		Class R Shares do
			Investor C Shares		not convert to
			do not convert to		Investor A Shares,
			Investor A Shares,		so you will continue
			so you will continue		paying the ongoing
			paying the ongoing		distribution fees as
			distribution fees as		long as you hold
			long as you hold		Class R Shares.
			the Investor C		Over the long term,
			Shares. Over the		this can add up to
			long-term, this can		higher total fees
			add up to higher		than either Investor
			total fees than		A Shares or
			either Investor A		Investor B Shares.
			Shares or Investor		There is limited
			B Shares.		availability of these
shares.

[1]	Please see “Details about the Share Classes” for more information about each share class.

[2]	Class R Shares are currently offered only by Mid-Cap Growth Equity and Small/Mid-Cap Growth.

[3]	If you establish a new account directly with the Fund and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares. Applications without a financial intermediary that select Investor B or Investor C Shares will not be accepted.

[4]	The Fund will not accept a purchase order of $50,000 or more for Investor B Shares and $500,000 or more for Investor C Shares. Your financial intermediary may set a lower maximum for Investor B or Investor C Shares.

The following pages will cover the additional details of each share class, including the Institutional and Class R Share requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Details about the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

Your Investment	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Dealer Compensation As a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and over[2]	0.00%	0.00%	[2]

[1]	Rounded to the nearest one-hundredth percent.

[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the financial intermediary from its own resources. However, you will pay a CDSC of 1.00% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Shares Charge Options” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Fund, the investor should inform the financial professional, financial intermediary or BlackRock Funds of any other shares of the Fund or any other BlackRock Fund owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The financial professional, financial intermediary or the BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children under the age of twenty one — showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s financial professional, financial intermediary or BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor and Institutional Shares in most BlackRock Funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

A sales charge waiver on a purchase of Investor A Shares may also apply for:

  Authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans

  Persons investing through an authorized payroll deduction plan

  Persons investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)

  Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund

  Persons associated with a Fund, the Fund’s Distributor, BlackRock, the Fund’s sub-adviser or PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”), and their affiliates

  Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

  Employees of MetLife

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

Investor B and Investor C Shares — Deferred Sales Charge Options

If you select Investor B or Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemptions and is calculated without regard to any redemption fee. No deferred sales charge applies to shares that you acquire through reinvestment of dividends and capital gains. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. You will also pay ongoing distribution fees of 0.75% and ongoing service fees of 0.25% for both classes of each Fund’s shares each year. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial adviser, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.

The Distributor currently pays dealers a sales concession of 4.00% of the purchase price of Investor B Shares from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Investor C Shares to dealers from its own resources at the time of sale. The Distributor pays the annual Investor C Shares service fee as a shareholder servicing fee and the annual Investor C Shares distribution fee as an ongoing concession to dealers on a monthly basis for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Investor B Shares

If you redeem Investor B Shares within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the shares that have been held the longest. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

Years Since Purchase	Sales Charge[1]

0 – 1	4.50%

1 – 2	4.00%

2 – 3	3.50%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original sales charge schedule will apply.

Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Your Investor B Shares convert automatically into Investor A Shares approximately eight years after purchase. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A Shares is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of fixed-income funds typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another Fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both Funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Investor C Shares

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regards to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:

  Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans;

  Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares”;

  Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

  Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old;

  Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;

  Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

  Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

  Involuntary redemptions made of shares in accounts with low balances;

  Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or an affiliate;

  Redemptions related to the payment of PNC Trust Company custodial IRA fees;

  Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the Statement of Additional Information, which is available on the website or on request.

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund

  Certain qualified retirement plans

  Investors in selected fee based programs

  Clients of registered investment advisers who have $250,000 invested in the Fund

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund

  Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or their respective affiliates

Class R Shares (offered only by Mid-Cap Growth Equity and Small/Mid-Cap Growth)

Class R Shares are available only to certain retirement and other similar plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus
	appropriate for you	(be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a class and do not qualify to purchase
Institutional Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

Class R Shares are available only to certain retirement and other similar plans.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor B and Investor C Shares.

See “Account Information — Details about the Share Classes” for information on lower initial investment requirements for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs may have higher minimums. (The minimums for additional purchases may
be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. For more details on
	intermediary submit your	purchasing by Internet see below.
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU. Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (“VRU”) at
(800) 441-7762.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be

How to Buy Shares

	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	priced at the net asset value determined that day. Contact your
Investment	accounts held directly with	financial intermediary or BlackRock for further information. The Fund
(continued)	BlackRock) (continued)	limits Internet purchases in shares of the Fund to $25,000 per trade.
Different maximums may apply to certain institutional investors.
Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to
	Investment Plan (“AIP”)	invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or other financial intermediary, but in no event later than
4 p.m. (Eastern time) on the third business day (in the case of
Investor Shares) or first business day (in the case of Institutional
Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the fund you are
purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial
Redemption of	intermediary submit your	professional. Shareholders should indicate whether they are redeeming
Shares	sales order	Investor A, Investor B, Investor C, Institutional or Class R Shares.
The price of your shares is based on the next calculation
of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: You may sell Investor
Shares held at BlackRock by telephone request
if certain conditions are met and if the amount being sold
is less than (i) $100,000 for payments by check, or (ii) $250,000 for payments through the Automated Clearing House Network
(“ACH”) or wire transfer. Certain redemption requests, such
as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by VRU: Investor Shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment of Redemption Proceeds: Redemption proceeds may be
Redemption of	with BlackRock (continued)	paid by check or, if the Fund has verified banking information on file,
Shares (continued)		through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request.
Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a
Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service.
No charge for wiring redemption payments with respect to
Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before
4 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

Note on Expedited Redemptions: Once authorization for expedited redemptions is on file, the Fund will honor requests by telephone at
(800) 441-7762. The Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares of the Funds
Privilege	purchase shares of another	are generally exchangeable for shares of the same class of another
	fund (“exchanging”)	BlackRock Fund. No exchange privilege is available for Class R Shares.

You can exchange $1,000 or more of Investor A, Investor B, or
Investor C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into
Institutional Shares of other funds except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional
information).

Some of the BlackRock Funds impose a different deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

To exercise the exchange privilege you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your
New Account Application that you did not want the Telephone
Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling
(800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no express limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below.

For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
financial intermediary
• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s AIP allows you to invest a specific amount on a periodic
Investment Plan	investments on a periodic	basis from your checking or savings account into your investment
(“AIP”)	basis from checking or	account. You may apply for this option upon account opening or by
	savings account.	completing the Automatic Investment Plan application. The minimum investment amount for an automatic investment plan is $50 per portfolio.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock Fund of your	Dividend Allocation Plan, you can direct your distributions to your bank
	choice pursuant to your	account (checking or savings), to purchase shares of another fund at
	instructions, without any fees	BlackRock without any fees or sales charges, or by check to special
	or sales charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are held
	purchase or sell Investor	directly with BlackRock. Please speak with your financial professional if
	class shares by telephone or	your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please contact (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.
Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange Plan	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements. For more information, please contact the
	fund to up to four other funds.	Fund at (800) 441-7762.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(“SWP”)	regular distributions from
	their accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP
redemptions of Investor A, Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Ask your financial adviser or other financial intermediary for details.

Reinstatement	If you redeem Investor A or Institutional Shares, and within 60 days
Privilege	buy new Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the
Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

Redemption Fee

Certain BlackRock Funds listed below, including, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and Small/Mid-Cap Growth, (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

The redemption fee is for the benefit of the remaining shareholders of the Applicable Funds and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Applicable Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Applicable Funds, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Applicable Funds not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

—	through each Applicable Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

—	in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in the Applicable Funds through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Applicable Funds not to be detrimental to the Applicable Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of the Applicable Funds when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Applicable Funds reserve the right to modify or eliminate these waivers at any time.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows each Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B, Investor C and Class R Shares pay a fee (“distribution fees”) to the Distributor and/or its affiliates, including PNC and its affiliates, and to Merrill Lynch and/or Bank of America (“BAC”) and their affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B, Investor C and Class R Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B, Investor C and Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B, Investor C and Class R Shares. Institutional and Investor A Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B, Investor C and Class R Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B, Investor C and Class R Shares of each Fund. All Investor A, Investor B, Investor C and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B, Investor C and Class R Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B, Investor C and Class R Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B, Investor C and Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the Statement of Additional Information.

Other Payments by the Funds

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees that a Fund pays to its Transfer Agent, BlackRock on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

Mid-Cap Growth Equity and Mid-Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Mid-Cap Growth Equity and Mid-Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.800%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.650%

Greater than $3 billion	0.625%

Small Cap Growth Equity and Small Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Growth Equity and Small Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

Small/Mid-Cap Growth Total Annual Management Fee (Before Waivers)

With respect to Small/Mid-Cap Growth, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

Small Cap Core Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Core Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is 1.00%.

All Funds:

With respect to each Fund, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s expense table. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

Mid-Cap Growth Equity	0.80%

Mid-Cap Value Equity	0.80%

Small Cap Core Equity	0.99%

Small Cap Growth Equity	0.48%

Small Cap Value Equity	0.43%

Small/Mid-Cap Growth	0.68%

A discussion of the basis for the Board’s approval of the Management Agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Mid-Cap Growth Equity

The Fund is managed by a team of financial professionals. Eileen M. Leary, CFA and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Eileen M. Leary, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap growth equity team; Portfolio Manager for State Street Research and Management responsible for the State Street Research Mid- Cap Growth Fund’s day-to-day portfolio management from 2002 to 2005.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

Mid-Cap Value Equity

The Fund is managed by a team of financial professionals. Anthony F. Forcione, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Anthony F. Forcione, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap value equity team; Vice President and portfolio manager with State Street Research & Management (“SSRM”) from 2003 to 2005.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2005. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner of Boston Partners Asset Management, LP and manager of small and mid-cap value equity products from the firm’s inception in 1995

Small Cap Core Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Small Cap Value Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2004	Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Equity Analyst with Massachusetts Financial Services (“MFS”) from 1998 to 2002.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

Small Cap Growth Equity

The Fund is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Small/Mid-Cap Growth

The Fund is managed by a team of financial professionals. Andrew F. Thut, Rob Hallisey and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2004	Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Equity Analyst with Massachusetts Financial Services (“MFS”) from 1998 to 2002.

Rob Hallisey	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Equity Analyst with Massachusetts Financial Services (“MFS”) from 2000 to 2002.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, and Investor A Shares will have a higher net asset value than Investor B, Investor C or Class R Shares. Also, dividends paid on Investor A, Institutional and Class R Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional and Class R Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, other financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$13.49	$10.70	$10.44	$8.76	$7.57

Net investment loss[1]	(0.04)	(0.07)	(0.06)	(0.07)	(0.06)

Net realized and unrealized gain (loss)	(3.12)	2.86	0.45	1.75	1.25

Net increase (decrease) from investment operations	(3.16)	2.79	0.39	1.68	1.19

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$10.33	$13.49	$10.70	$10.44	$8.76

Total Investment Return

Based on net asset value	(23.43)%	26.08%[3]	3.75%[3]	19.18%[3]	15.72%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.06%	1.05%	1.08%	1.23%	1.23%

Total expenses	1.07%	1.06%	1.15%	1.41%	1.28%

Net investment loss	(0.33)%	(0.59)%	(0.60)%	(0.72)%	(0.65)%

Supplemental Data

Net assets, end of year (000)	$26,468	$75,577	$75,111	$75,407	$40,337

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$12.55	$10.00	$9.82	$8.26	$7.17

Net investment loss[1]	(0.10)	(0.12)	(0.11)	(0.11)	(0.09)

Net realized and unrealized gain (loss)	(2.89)	2.67	0.42	1.67	1.18

Net increase (decrease) from investment operations	(2.99)	2.55	0.31	1.56	1.09

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$9.56	$12.55	$10.00	$9.82	$8.26

Total Investment Return

Based on net asset value[3]	(23.83)%	25.50%[4]	3.16%[4]	18.89%[4]	15.20%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.53%	1.57%	1.58%	1.58%	1.67%

Total expenses	1.53%	1.60%	1.74%	1.78%	1.77%

Net investment loss	(0.81)%	(1.11)%	(1.11)%	(1.14)%	(1.09)%

Supplemental Data

Net assets, end of year (000)	$195,980	$274,333	$257,729	$290,285	$27,777

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.32	$9.09	$9.00	$7.63	$6.67

Net investment loss[1]	(0.17)	(0.18)	(0.17)	(0.15)	(0.14)

Net realized and unrealized gain (loss)	(2.59)	2.41	0.39	1.52	1.10

Net increase (decrease) from investment operations	(2.76)	2.23	0.22	1.37	0.96

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$8.56	$11.32	$9.09	$9.00	$7.63

Total Investment Return

Based on net asset value[3]	(24.38)%	24.53%[4]	2.44%[4]	17.96%[4]	14.39%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.31%	2.25%	2.33%	2.33%	2.44%

Total expenses	2.45%	2.46%	2.54%	2.41%	2.45%

Net investment loss	(1.58)%	(1.79)%	(1.86)%	(1.82)%	(1.86)%

Supplemental Data

Net assets, end of year (000)	$19,565	$43,610	$48,635	$59,100	$31,900

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.32	$9.09	$9.00	$7.63	$6.67

Net investment loss[1]	(0.16)	(0.19)	(0.17)	(0.15)	(0.14)

Net realized and unrealized gain (loss)	(2.60)	2.42	0.39	1.52	1.10

Net increase (decrease) from investment operations	(2.76)	2.23	0.22	1.37	0.96

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$8.56	$11.32	$9.09	$9.00	$7.63

Total Investment Return

Based on net asset value[3]	(24.38)%	24.53%[4]	2.44%[4]	17.96%[4]	14.39%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.25%	2.30%	2.33%	2.33%	2.44%

Total expenses	2.25%	2.31%	2.37%	2.41%	2.45%

Net investment loss	(1.53)%	(1.84)%	(1.86)%	(1.83)%	(1.86)%

Supplemental Data

Net assets, end of year (000)	$13,964	$20,203	$18,047	$20,748	$11,269

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Class R
	Year Ended September 30, 2008	Period October 2, 2006[1] to September 30, 2007

Per Share Operating Performance

Net asset value, beginning of period	$12.55	$9.92

Net investment loss[2]	(0.10)	(0.13)

Net realized and unrealized gain (loss)	(2.89)	2.76

Net increase (decrease) from investment operations	(2.99)	2.63

Distributions from net realized gain	—	—

Redemption fees added to paid-in capital	—	0.00 [3]

Net asset value, end of period	$9.56	$12.55

Total Investment Return

Based on net asset value	(23.83)%	26.51%[4,5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.58%	1.59%[6]

Total expenses	1.73%	1.63%[6]

Net investment loss	(0.82)%	(1.12)%[6]

Supplemental Data

Net assets, end of period (000)	$723	$25

Portfolio turnover	45%	53%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

Financial Highlights (continued)

BlackRock Mid-Cap Value Equity Portfolio*

	Institutional
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.35	$13.67	$13.74	$12.73	$12.14

Net investment income	0.10 [1]	0.11 [1]	0.12 [1]	0.04 [1]	0.11

Net realized and unrealized gain (loss)	(2.77)	2.38	1.23	0.97	1.44

Net increase (decrease) from investment operations	(2.67)	2.49	1.35	1.01	1.55

Dividends and distributions from:
Net investment income	—	(0.15)	(0.04)	—	(0.15)
Tax return of capital	(0.02)	—	—	—	—
Net realized gain	(1.72)	(1.66)	(1.38)	—	(0.81)

Total dividends and distributions	(1.74)	(1.81)	(1.42)	—	(0.96)

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$9.94	$14.35	$13.67	$13.74	$12.73

Total Investment Return

Based on net asset value	(20.74)%	19.35%[3]	10.77%[3]	7.94%[3,4]	13.07%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	0.94%	0.95%	0.99%	1.00%[5]	0.99%[5]

Total expenses	1.10%	1.07%	1.07%	1.30%[5]	1.09%[5]

Net investment income	0.82%	0.79%	0.88%	0.49%[5]	1.18%[5]

Supplemental Data

Net assets, end of period (000)	$141,900	$134,665	$80,292	$53,111	$50,383

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Aggregate total investment return.

[5]	Annualized.

Financial Highlights (continued)

	Investor A
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.00	$13.38	$13.49	$12.53	$11.92

Net investment income	0.06 [1]	0.08 [1]	0.08 [1]	0.02 [1]	0.07

Net realized and unrealized gain (loss)	(2.70)	2.32	1.21	0.94	1.45

Net increase (decrease) from investment operations	(2.64)	2.40	1.29	0.96	1.52

Dividends and distributions from:
Net investment income	—	(0.12)	(0.02)	—	(0.11)
Tax return of capital	(0.02)	—	—	—	—
Net realized gain	(1.68)	(1.66)	(1.38)	—	(0.80)

Total dividends and distributions	(1.70)	(1.78)	(1.40)	—	(0.91)

Redemption fees added to paid-in capital	—	0.00[2]	0.00[2]	0.00[2]	—

Net asset value, end of period	$9.66	$14.00	$13.38	$13.49	$12.53

Total Investment Return

Based on net asset value[3]	(21.04)%	19.02%[4]	10.56%[4]	7.66%[4,5]	12.98%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.25%	1.25%	1.25%	1.25%[6]	1.24%[6]

Total expenses	1.43%	1.40%	1.56%	1.64%[6]	1.38%[6]

Net investment income	0.53%	0.61%	0.62%	0.24%[6]	0.92%[6]

Supplemental Data

Net assets, end of period (000)	$470,265	$642,264	$497,964	$500,479	$448,237

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

5	Aggregate total investment return.

6	Annualized.

Financial Highlights (continued)

	Investor B
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$12.92	$12.46	$12.73	$11.87	$11.28

Net investment loss	(0.02)[1]	(0.01)[1]	(0.02)[1]	(0.04)[1]	(0.03)

Net realized and unrealized gain (loss)	(2.47)	2.15	1.13	0.90	1.41

Net increase (decrease) from investment operations	(2.49)	2.14	1.11	0.86	1.38

Dividends and distributions from:
Net investment income	—	(0.02)	—	—	(0.01)
Tax return of capital	—	—	—	—	—
Net realized gain	(1.59)	(1.66)	(1.38)	—	(0.78)

Total dividends and distributions	(1.59)	(1.68)	(1.38)	—	(0.79)

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$8.84	$12.92	$12.46	$12.73	$11.87

Total Investment Return

Based on net asset value[3]	(21.53)%	18.18%[4]	9.63%[4]	7.25%[4,5]	12.39%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.00%	2.00%	2.00%	2.00%[6]	1.99%[6]

Total expenses	2.24%	2.23%	2.25%	2.29%[6]	2.09%[6]

Net investment income (loss)	(0.21)%	(0.09)%	(0.13)%	(0.52)%[6]	0.20%[6]

Supplemental Data

Net assets, end of period (000)	$67,656	$119,768	$124,089	$131,651	$128,568

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

5	Aggregate total investment return.

6	Annualized.

Financial Highlights (continued)

	Investor C
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$12.90	$12.46	$12.73	$11.87	$11.28

Net investment loss	(0.02)[1]	(0.02)[1]	(0.02)[1]	(0.04)[1]	(0.03)

Net realized and unrealized gain (loss)	(2.47)	2.15	1.13	0.90	1.40

Net increase (decrease) from investment operations	(2.49)	2.13	1.11	0.86	1.37

Dividends and distributions from:
Net investment income	—	(0.03)	—	—	(0.01)
Tax return of capital	—	—	—	—	—
Net realized gain	(1.60)	(1.66)	(1.38)	—	(0.77)

Total dividends and distributions	(1.60)	(1.69)	(1.38)	—	(0.78)

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$8.81	$12.90	$12.46	$12.73	$11.87

Total Investment Return

Based on net asset value[3]	(21.56)%	18.16%[4]	9.63%[4]	7.25%[4,5]	12.40%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.00%	2.00%	2.00%	2.00%[6]	1.99%[6]

Total expenses	2.20%	2.21%	2.15%	2.29%[6]	2.09%[6]

Net investment income (loss)	(0.22)%	(0.14)%	(0.13)%	(0.50)%[6]	0.19%[6]

Supplemental Data

Net assets, end of period (000)	$118,186	$173,731	$137,382	$103,344	$91,657

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

5	Aggregate total investment return.

6	Annualized.

Financial Highlights (continued)

BlackRock Small Cap Core Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$21.21	$18.50	$17.62	$14.77	$11.99

Net investment loss[1]	(0.05)	(0.13)	(0.12)	(0.10)	(0.13)

Net realized and unrealized gain (loss)	(3.63)	3.15	1.30	3.06	3.01

Net increase (decrease) from investment operations	(3.68)	3.02	1.18	2.96	2.88

Distributions from net realized gain	(1.67)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.05

Net asset value, end of year	$15.86	$21.21	$18.50	$17.62	$14.77

Total Investment Return

Based on net asset value	(18.37)%[3]	16.46%[3]	6.81%[3]	20.10%[3]	24.51%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.30%	1.30%	1.30%	1.30%	1.30%

Total expenses	1.40%	1.38%	1.47%	1.81%	2.37%

Net investment loss	(0.26)%	(0.62)%	(0.68)%	(0.59)%	(0.89)%

Supplemental Data

Net assets, end of year (000)	$38,685	$33,707	$24,172	$12,641	$1,802

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.42%.

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$20.86	$18.27	$17.49	$14.71	$11.99

Net investment loss[1]	(0.12)	(0.21)	(0.20)	(0.17)	(0.24)

Net realized and unrealized gain (loss)	(3.58)	3.11	1.28	3.06	3.04

Net increase (decrease) from investment operations	(3.70)	2.90	1.08	2.89	2.80

Distributions from net realized gain	(1.59)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.07

Net asset value, end of year	$15.57	$20.86	$18.27	$17.49	$14.71

Total Investment Return

Based on net asset value[3]	(18.74)%[4]	16.00%[4]	6.28%[4]	19.71%[4]	24.01%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.76%	1.74%	1.73%	1.71%	1.74%

Total expenses	1.90%	1.80%	1.90%	2.17%	2.89%

Net investment loss	(0.69)%	(1.06)%	(1.11)%	(1.01)%	(1.32)%

Supplemental Data

Net assets, end of year (000)	$23,687	$29,070	$20,973	$11,997	$3,154

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.59%.

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$20.23	$17.87	$17.24	$14.61	$11.99

Net investment loss[1]	(0.24)	(0.36)	(0.33)	(0.28)	(0.37)

Net realized and unrealized gain (loss)	(3.48)	3.03	1.26	3.02	3.07

Net increase (decrease) from investment operations	(3.72)	2.67	0.93	2.74	2.70

Distributions from net realized gain	(1.42)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.07

Net asset value, end of year	$15.09	$20.23	$17.87	$17.24	$14.61

Total Investment Return

Based on net asset value[3]	(19.36)%[4]	15.06%[4]	5.49%[4]	18.81%[4]	23.17%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.51%	2.51%	2.49%	2.44%	2.49%

Total expenses	2.60%	2.57%	2.55%	2.81%	3.56%

Net investment loss	(1.42)%	(1.84)%	(1.87)%	(1.74)%	(2.07)%

Supplemental Data

Net assets, end of year (000)	$5,724	$8,956	$8,326	$6,303	$1,157

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.59%.

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$20.25	$17.87	$17.23	$14.60	$11.99

Net investment loss[1]	(0.24)	(0.35)	(0.32)	(0.28)	(0.28)

Net realized and unrealized gain (loss)	(3.47)	3.04	1.26	3.02	2.99

Net increase (decrease) from investment operations	(3.71)	2.69	0.94	2.74	2.71

Distributions from net realized gain	(1.47)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.05

Net asset value, end of year	$15.07	$20.25	$17.87	$17.23	$14.60

Total Investment Return

Based on net asset value[3]	(19.34)%[4]	15.17%[4]	5.55%[4]	18.82%[4]	23.08%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.50%	2.48%	2.44%	2.44%	2.47%

Total expenses	2.60%	2.54%	2.48%	2.80%	3.56%

Net investment loss	(1.43)%	(1.81)%	(1.81)%	(1.74)%	(2.03)%

Supplemental Data

Net assets, end of year (000)	$26,187	$32,677	$26,151	$17,266	$3,352

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.42%.

Financial Highlights (continued)

BlackRock Small Cap Growth Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$23.71	$19.26	$17.29	$14.52	$12.26

Net investment income (loss)[1]	0.03	(0.07)	(0.09)	(0.06)	(0.11)

Net realized and unrealized gain (loss)	(3.41)	4.52	2.06	2.82	2.37

Net increase (decrease) from investment operations	(3.38)	4.45	1.97	2.76	2.26

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$20.33	$23.71	$19.26	$17.29	$14.52

Total Investment Return

Based on net asset value	(14.26)%[3]	23.11%[3]	11.39%[3]	19.08%[4]	18.43%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	0.77%	0.82%	0.83%	0.94%	0.92%

Total expenses	0.77%	0.82%	0.83%	0.95%	0.93%

Net investment income (loss)	0.15%	(0.34)%	(0.48)%	(0.40)%	(0.73)%

Supplemental Data

Net assets, end of year (000)	$699,761	$587,586	$426,000	$357,857	$272,324

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

Financial Highlights (continued)

	Investor A Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$21.97	$17.90	$16.12	$13.57	$11.51

Net investment loss[1]	(0.05)	(0.13)	(0.14)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	(3.16)	4.20	1.92	2.64	2.22

Net increase (decrease) from investment operations	(3.21)	4.07	1.78	2.54	2.06

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$18.76	$21.97	$17.90	$16.12	$13.57

Total Investment Return

Based on net asset value[3]	(14.61)%[4]	22.74%[4]	11.04%[4]	18.79%[5]	17.90%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.16%	1.12%	1.15%	1.19%	1.30%

Total expenses	1.16%	1.12%	1.25%	1.29%	1.40%

Net investment loss	(0.22)%	(0.64)%	(0.80)%	(0.66)%	(1.12)%

Supplemental Data

Net assets, end of year (000)	$211,065	$189,575	$176,250	$160,374	$131,795

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$19.57	$16.07	$14.61	$12.39	$10.59

Net investment loss[1]	(0.21)	(0.26)	(0.27)	(0.20)	(0.24)

Net realized and unrealized gain (loss)	(2.80)	3.76	1.73	2.41	2.04

Net increase (decrease) from investment operations	(3.01)	3.50	1.46	2.21	1.80

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$16.56	$19.57	$16.07	$14.61	$12.39

Total Investment Return

Based on net asset value[3]	(15.38)%[4]	21.78%[4]	9.99%[4]	17.92%[5]	17.00%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.08%	1.92%	2.11%	1.94%	2.07%

Total expenses	2.08%	2.02%	2.30%	1.94%	2.07%

Net investment loss	(1.11)%	(1.44)%	(1.77)%	(1.45)%	(1.89)%

Supplemental Data

Net assets, end of year (000)	$5,721	$10,222	$10,649	$15,516	$23,983

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.08%.

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$19.57	$16.09	$14.62	$12.40	$10.60

Net investment loss[1]	(0.21)	(0.29)	(0.26)	(0.19)	(0.25)

Net realized and unrealized gain (loss)	(2.80)	3.77	1.73	2.40	2.05

Net increase (decrease) from investment operations	(3.01)	3.48	1.47	2.21	1.80

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$16.56	$19.57	$16.09	$14.62	$12.40

Total Investment Return

Based on net asset value[3]	(15.38)%[4]	21.63%[4]	10.05%[4]	17.90%[5]	16.98%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.08%	2.04%	2.02%	1.94%	2.08%

Total expenses	2.08%	2.09%	2.02%	1.94%	2.08%

Net investment loss	(1.14)%	(1.56)%	(1.68)%	(1.41)%	(1.90)%

Supplemental Data

Net assets, end of year (000)	$24,405	$21,847	$15,667	$15,434	$13,989

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.08%.

Financial Highlights (continued)

BlackRock Small Cap Value Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.86	$13.49	$15.17	$15.22	$14.17

Net investment income (loss)[1]	0.05	0.07	0.03	0.04	(0.02)

Net realized and unrealized gain (loss)	(1.75)	1.28	1.21	2.90	2.86

Net increase (decrease) from investment operations	(1.70)	1.35	1.24	2.94	2.84

Dividends and distributions from:
Net investment income	(0.02)	(0.33)	(0.18)	—	—
Tax return of capital	(0.31)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.84)	(2.98)	(2.92)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$8.32	$11.86	$13.49	$15.17	$15.22

Total Investment Return

Based on net asset value[3]	(16.83)%	10.20%	9.81%	20.77%	20.87%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	0.90%	0.86%	0.89%	0.97%	0.95%

Total expenses	1.01%	0.87%	0.91%	1.00%	0.98%

Net investment income (loss)	0.55%	0.57%	0.23%	0.26%	(0.15)%

Supplemental Data

Net assets, end of year (000)	$19,077	$27,999	$36,480	$68,880	$66,083

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.45	$13.11	$14.86	$15.00	$14.04

Net investment income (loss)[1]	0.01	0.02	(0.03)	0.00[2]	(0.09)

Net realized and unrealized gain (loss)	(1.69)	1.24	1.19	2.85	2.84

Net increase (decrease) from investment operations	(1.68)	1.26	1.16	2.85	2.75

Dividends and distributions from:
Net investment income	—	(0.27)	(0.17)	—	—
Tax return of capital	(0.28)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.79)	(2.92)	(2.91)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$7.98	$11.45	$13.11	$14.86	$15.00

Total Investment Return

Based on net asset value[3,4]	(17.23)%	9.79%	9.40%	20.43%	20.38%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.32%	1.23%	1.29%	1.24%	1.35%

Total expenses	1.44%	1.24%	1.40%	1.35%	1.47%

Net investment income (loss)	0.12%	0.17%	(0.19)%	(0.01)%	(0.55)%

Supplemental Data

Net assets, end of year (000)	$16,490	$25,737	$27,943	$31,889	$35,240

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$9.53	$11.30	$13.28	$13.77	$13.11

Net investment loss[1]	(0.05)	(0.05)	(0.12)	(0.10)	(0.19)

Net realized and unrealized gain (loss)	(1.36)	1.07	1.03	2.60	2.64

Net increase (decrease) from investment operations	(1.41)	1.02	0.91	2.50	2.45

Dividends and distributions from:
Net investment income	—	(0.14)	(0.15)	—	—
Tax return of capital	(0.20)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.71)	(2.79)	(2.89)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$6.41	$9.53	$11.30	$13.28	$13.77

Total Investment Return

Based on net asset value[3,4]	(17.79)%	9.08%	8.46%	19.58%	19.45%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.12%	1.92%	2.12%	2.00%	2.07%

Total expenses	2.31%	2.08%	2.23%	2.00%	2.09%

Net investment loss	(0.63)%	(0.48)%	(1.01)%	(0.76)%	(1.28)%

Supplemental Data

Net assets, end of year (000)	$1,947	$4,479	$7,373	$12,848	$15,952

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$9.50	$11.31	$13.28	$13.78	$13.11

Net investment loss[1]	(0.05)	(0.06)	(0.11)	(0.10)	(0.19)

Net realized and unrealized gain (loss)	(1.36)	1.05	1.03	2.59	2.65

Net increase (decrease) from investment operations	(1.41)	0.99	0.92	2.49	2.46

Dividends and distributions from:
Net investment income	—	(0.15)	(0.15)	—	—
Tax return of capital	(0.20)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.71)	(2.80)	(2.89)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$6.38	$9.50	$11.31	$13.28	$13.78

Total Investment Return

Based on net asset value[3,4]	(17.87)%	8.80%	8.56%	19.49%	19.53%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.16%	2.04%	2.10%	2.00%	2.09%

Total expenses	2.28%	2.05%	2.11%	2.00%	2.11%

Net investment loss	(0.70)%	(0.64)%	(1.00)%	(0.76)%	(1.30)%

Supplemental Data

Net assets, end of year (000)	$2,244	$3,622	$4,643	$6,414	$6,715

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

BlackRock Small/Mid-Cap Growth Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$18.24	$15.51	$15.16	$12.49	$12.11

Net investment loss	(0.06)[1]	(0.12)[1]	(0.10)[1]	(0.17)[1]	(0.10)

Net realized and unrealized gain (loss)	(3.49)	3.68	1.09	2.84	0.48

Net increase (decrease) from investment operations	(3.55)	3.56	0.99	2.67	0.38

Distributions from net realized gain	(2.89)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$11.80	$18.24	$15.51	$15.16	$12.49

Total Investment Return

Based on net asset value	(22.78)%[3]	23.74%[3]	6.63%[3]	21.38%[3]	3.14%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.10%	1.05%	0.99%	1.10%	1.09%

Total expenses	1.44%	1.38%	1.06%	1.28%	1.28%

Net investment loss	(0.41)%	(0.71)%	(0.64)%	(0.72)%	(0.80)%

Supplemental Data

Net assets, end of year (000)	$17,019	$26,976	$23,866	$20,133	$87,520

Portfolio turnover	63%	76%	49%	122%	208%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$17.24	$14.74	$14.48	$11.96	$11.63

Net investment loss	(0.09)[1]	(0.15)[1]	(0.15)[1]	(0.13)[1]	(0.14)

Net realized and unrealized gain (loss)	(3.26)	3.48	1.05	2.65	0.47

Net increase (decrease) from investment operations	(3.35)	3.33	0.90	2.52	0.33

Distributions from net realized gain	(2.86)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$11.03	$17.24	$14.74	$14.48	$11.96

Total Investment Return

Based on net asset value[3]	(22.93)%[4]	23.41%[4]	6.31%[4]	21.07%[4]	2.84%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.35%	1.26%	1.35%	1.37%*	1.39%

Total expenses	1.45%	1.42%	1.66%	1.64%	1.56%

Net investment loss	(0.66)%	(0.92)%	(1.00)%	(0.87)%	(1.09)%

Supplemental Data

Net assets, end of year (000)	$138,073	$218,851	$209,646	$215,622	$268,065

Portfolio turnover	63%	76%	49%	122%	208%

*	For the period October 1, 2004, through January 28, 2005, the expense ratio reflects the expenses of State Street Research Emerging Growth Fund prior to its reorganization with the Small/Mid-Cap Growth Portfolio on January 28, 2005. The expense ratio for the period October 1, 2004 through January 28, 2005 was 1.41%. The expense ratio of the Fund for the period January 29, 2005 through September 30, 2005 was 1.31%.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$15.09	$13.10	$13.03	$10.84	$10.62

Net investment loss	(0.17)[1]	(0.24)[1]	(0.23)[1]	(0.19)[1]	(0.21)

Net realized and unrealized gain (loss)	(2.80)	3.06	0.94	2.38	0.43

Net increase (decrease) from investment operations	(2.97)	2.82	0.71	2.19	0.22

Distributions from net realized gain	(2.71)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$9.41	$15.09	$13.10	$13.03	$10.84

Total Investment Return

Based on net asset value[3]	(23.51)%[4]	22.40%[4]	5.52%[4]	20.20%[4]	2.17%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.10%	2.09%	2.10%	2.10%	2.09%

Total expenses	2.40%	2.40%	2.40%	2.30%	2.25%

Net investment loss	(1.40)%	(1.75)%	(1.75)%	(1.58)%	(1.79)%

Supplemental Data

Net assets, end of year (000)	$10,468	$21,110	$23,085	$24,925	$24,880

Portfolio turnover	63%	76%	49%	122%	208%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$15.12	$13.12	$13.06	$10.87	$10.64

Net investment loss	(0.17)[1]	(0.24)[1]	(0.23)[1]	(0.20)[1]	(0.21)

Net realized and unrealized gain (loss)	(2.80)	3.07	0.93	2.39	0.44

Net increase (decrease) from investment operations	(2.97)	2.83	0.70	2.19	0.23

Distributions from net realized gain	(2.73)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$9.42[4]	$15.12[4]	$13.12[4]	$13.06[4]	$10.87

Total Investment Return

Based on net asset value[3]	(23.52)%[4]	22.44%[4]	5.43%[4]	20.15%[4]	2.16%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.10%	2.07%	2.10%	2.10%	2.09%

Total expenses	2.25%	2.23%	2.30%	2.32%	2.26%

Net investment loss	(1.41)%	(1.73)%	(1.75)%	(1.60)%	(1.79)%

Supplemental Data

Net assets, end of year (000)	$11,427	$17,047	$17,041	$20,963	$29,627

Portfolio turnover	63%	76%	49%	122%	208%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

Financial Highlights (concluded)

	Class R
	Year Ended September 30, 2008	Period October 2, 2006[1] to September 30, 2007

Per Share Operating Performance

Net asset value, beginning of period	$17.18	$14.54

Net investment loss[2]	(0.12)	(0.20)

Net realized and unrealized gain (loss)	(3.23)	3.67

Net increase (decrease) from investment operations	(3.35)	3.47

Distributions from net realized gain	(2.90)	(0.83)

Redemption fees added to paid-in capital[3]	0.00	0.00

Net asset value, end of period	$10.93	$17.18

Total Investment Return

Based on net asset value[4]	(23.08)%	24.68%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.61%	1.56%[6]

Total expenses	2.07%	1.81%[6]

Net investment loss	(0.93)%	(1.22)%[6]

Supplemental Data

Net assets, end of period (000)	$1,903	$1,071

Portfolio turnover	63%	76%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

Glossary

Glossary of Investment Terms

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Growth Companies — growth companies are those whose earnings growth potential appears to Fund management to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

REITs — REITs (real estate investment trusts) are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell Midcap® Growth Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell Midcap® Value Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with less-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values.

Russell 2000® Growth Index — an index that contains those securities with greater-than-average growth orientations, generally having higher price-to-book and price-to-earnings ratios.

Russell 2000® Index — an index that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Russell 2000® Value Index — an index that contains those securities with less-than-average growth orientations, generally having lower price-to-book and price-to-earnings ratios.

Russell 2500™ Growth Index — an index composed of the Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies — companies that appear to be undervalued by the market as measured by certain financial formulas.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Management Fee — a fee paid to BlackRock for managing a Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Letter of Intent — permits you to pay the sales charge that would apply if you add up all qualifying Investor and Institutional Shares of BlackRock Funds that you agree to buy within a 13-month period. Certain restrictions apply.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Right of Accumulation — permits you to pay the sales charge that would apply to the current value of all qualifying Investor and Institutional Shares taken together that you own in BlackRock Funds. Certain restrictions apply.

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
    BlackRock Mid-Cap Growth Equity Portfolio
    BlackRock Mid-Cap Value Equity Portfolio
    BlackRock Small Cap Core Equity Portfolio
    BlackRock Small Cap Growth Equity Portfolio
    BlackRock Small Cap Value Equity Portfolio
    BlackRock Small/Mid-Cap Growth Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MCSC-INV-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Value Equity Portfolio

Service Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-537-4942 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

Funds Overview	Key facts and details about the funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	Mid-Cap Growth Equity Portfolio	4
	Mid-Cap Value Equity Portfolio	8
	Small Cap Core Equity Portfolio	11
	Small Cap Growth Equity Portfolio	14
	Small Cap Value Equity Portfolio	17

Details About the Funds	How Each Fund Invests	20
	Investment Risks	24

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	26
	How to Buy, Sell and Transfer Shares	27
	Funds’ Rights	30
	Short-Term Trading Policy	31
	Redemption Fee	32
	Distribution and Service Payments	33

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	35
	Portfolio Manager Information	36
	Conflicts of Interest	38
	Valuation of Fund Investments	39
	Dividends, Distributions and Taxes	40

Financial Highlights	Financial Performance of the Funds	41

General Information	Shareholder Documents	46
	Certain Fund Policies	46
	Statement of Additional Information	47

Glossary	Glossary of Investment Terms	48

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about five portfolios of BlackRock FundsSM (the “Trust”): BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity”), BlackRock Mid-Cap Value Equity Portfolio (“Mid-Cap Value Equity”), BlackRock Small Cap Core Equity Portfolio (“Small Cap Core Equity”), BlackRock Small Cap Growth Equity Portfolio (“Small Cap Growth Equity”) and BlackRock Small Cap Value Equity Portfolio (“Small Cap Value Equity”). The portfolios are collectively referred to in this prospectus as the “Funds.” Each Fund represents a separate portfolio of securities and each has its own investment objective.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to each of the Funds. Terms in bold face type in the text are defined in the Glossary section.

Mid-Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. Mid-Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in Mid-Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

4

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Mid-Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

5

Risk/Return Information

The chart and table shown below give you a picture of Mid-Cap Growth Equity’s long-term performance for Service Shares. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell Midcap® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Mid-Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 61.37% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.88% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Growth Equity Portfolio — Service Shares
Return Before Taxes[1]	–46.25%	–2.79%	0.93%
Return After Taxes on Distributions[1]	–46.25%	–2.83%	–1.60%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–30.06%	–2.34%	–0.18%

Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)	–44.32%	–2.33%	–0.18%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Mid-Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.80%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	0.25%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[2]	1.31%

Fee Waivers and Expense Reimbursements[3]	—%

Net Annual Fund Operating Expenses[3]	1.31%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses to 1.53% (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$133	$415	$718	$1,579

7

Mid-Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Mid-Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

8

Risk/Return Information

On January 31, 2005, Mid-Cap Value Equity reorganized with the State Street Research Mid-Cap Value Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as the Fund. The chart and table shown below give you a picture of the Fund’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell Midcap® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

The Service Shares were launched in January 2005. The performance of Service Shares for the period before they were launched is based on the performance of Investor A Shares adjusted to reflect the class specific fees applicable to Service Shares at the time of such share class’s launch. This information may be considered when assessing the fund’s performance, but does not represent the actual performance of this share class.

Service Shares
ANNUAL TOTAL RETURNS
Mid-Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.18% (quarter ended December 31, 2001) and the lowest return for a quarter was –24.99% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Value Equity Portfolio — Service Shares
Return Before Taxes[1]	–38.68%	0.77%	4.90%
Return After Taxes on Distributions[1]	–38.76%	–1.36%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.04%	0.25%	3.43%

Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	0.33%	4.45%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Mid-Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.80%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.20%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[1]	1.26%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	1.26%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$128	$400	$692	$1,523

10

Small Cap Core Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Core Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Core Equity normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

11

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Core Equity’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Small Cap Core Equity
As of 12/31

[1]	Performance of the Fund for the 2002 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.

During the period shown in the bar chart, the highest return for a quarter was 25.44% (quarter ended June 30, 2003) and the lowest return for a quarter was –24.09% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	Since Inception[2]

BlackRock Small Cap Core Equity Portfolio — Service Shares
Return Before Taxes[1]	–35.91%	–0.48%	4.58%
Return After Taxes on Distributions[1]	–35.91%	–0.96%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–23.34%	–0.39%	3.96%

Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	–33.79%	–0.93%	1.60%

[1]	Includes all applicable fees and sales charges.

[2]	Inception date is January 2, 2002.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

12

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Small Cap Core Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	1.00%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.39%

Acquired Fund Fees and Expense[2]	0.01%

Total Annual Fund Operating Expenses[3]	1.65%

Fee Waivers and Expense Reimbursements[3]	(0.04)%

Net Annual Fund Operating Expenses[3]	1.61%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Core Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$164	$516	$893	$1,951

13

Small Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. Small Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in Small Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Small Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

14

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Growth Equity’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Small Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 49.24% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.81% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Growth Equity Portfolio — Service Shares
Return Before Taxes[1]	–40.03%	–0.85%	0.47%
Return After Taxes on Distributions[1]	–40.03%	–0.85%	–0.89%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–26.02%	–0.72%	–0.06%

Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.54%	–2.35%	–0.76%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

15

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Small Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.38%

Acquired Fund Fees and Expense[3]	0.01%

Total Annual Fund Operating Expenses[3]	1.19%

Fee Waivers and Expense Reimbursements[4]	—%

Net Annual Fund Operating Expenses[4]	1.19%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Operating Expenses to 1.29% (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 1.15% for Service Shares (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund Expenses). These voluntary waivers and reimbursements may be terminated at any time. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$121	$378	$654	$1,443

16

Small Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Small Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

17

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Value Equity’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Small Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 19.76% (quarter ended June 30, 2003) and the lowest return for a quarter was –25.75% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Value Equity Portfolio — Service Shares
Return Before Taxes[1]	–35.22%	–1.42%	3.21%
Return After Taxes on Distributions[1]	–35.27%	–4.89%	0.24%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–22.84%	–1.71%	2.00%

Russell 2000® Value Index (Reflects no deduction for fees, expenses or taxes)	–28.93%	0.27%	6.11%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

18

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Small Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.69%

Acquired Fund Fees and Expense[3]	0.01%

Total Annual Fund Operating Expenses[3]	1.50%

Fee Waivers and Expense Reimbursements[4]	(0.22)%

Net Annual Fund Operating Expenses[4]	1.28%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses to 1.27% (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$130	$453	$798	$1,772

19

Details About the Funds

How Each Fund Invests

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of a Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Mid-Cap Growth Equity Portfolio

Investment Goal

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on U.S. mid-capitalization growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specified price on a specified date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP GROWTH EQUITY

Mid-Cap Growth Equity is managed by a team of financial professionals. Eileen M. Leary, CFA, and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

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Mid-Cap Value Equity Portfolio

Investment Goal

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking mid-capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of U.S. mid-capitalization companies. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. From time to time the Fund may invest in shares of companies through “new issues” or IPOs. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specified price on a specified date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP VALUE EQUITY

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony F. Forcione, CFA, and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small Cap Core Equity Portfolio

Investment Goal

The investment objective of Small Cap Core Equity is long-term capital appreciation.

Investment Process

Fund management seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. Fund management initially screens for stocks from a market universe of companies with market capitalizations under $3.2 billion. The Fund will invest in stocks that Fund management believes offer attractive returns through capital appreciation. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the

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companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs. The Fund may invest in REITs.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP CORE EQUITY

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small Cap Growth Equity Portfolio

Investment Goal

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on small cap emerging growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP GROWTH EQUITY

Small Cap Growth Equity is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small Cap Value Equity Portfolio

Investment Goal

The investment objective of Small Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking small capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of companies with market capitalizations under $3.2 billion. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

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The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price which is when Fund management believes it is fully valued or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs. The Fund may invest in REITs.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP VALUE EQUITY

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Funds:

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Money Market Securities — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investment.

  Temporary Defensive Strategies — It is possible that in extreme market conditions the Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Illiquid Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

  Derivatives (Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity) — The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

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Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Funds

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies a Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Mid-Cap Securities Risk (Mid-Cap Growth Equity and Mid-Cap Value Equity) — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Small Cap and Emerging Growth Securities Risk (Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Growth Investing Style Risk (Mid-Cap Growth Equity and Small Cap Growth Equity) — Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Value Investing Style Risk (Mid-Cap Value Equity and Small Cap Value Equity) — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Derivatives Risk (Mid-Cap Growth Equity and Mid-Cap Value Equity Main Risk; Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity Other Risk) — A Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes

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subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

REIT Investment Risk (Mid-Cap Value Equity, Small Cap Core Equity and Small Cap Value Equity) — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, Fund management will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Service Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

If you redeem (either by sale or exchange) shares of any class of certain Funds (see “Redemption Fee” herein) within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

The table below summarizes key features of the Service Share class of each Fund.

Service Share Class at a Glance

Service Shares

Availability

Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, institutions may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees? (Applicable to Small Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio and Small Cap Core Equity Portfolio only)	Yes. Payable if you redeem or exchange within 30 days of purchase.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

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How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

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How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.
Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	intermediary submit your	professional or financial intermediary in accordance with the procedures
Shares	sales order	applicable to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard.
Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-
4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally 4:00
p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’
custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Shares can be redeemed by Federal wire transfer to a single previously
Redemption of	with BlackRock (continued)	designated bank account. No charge for wiring redemption payments
Shares (continued)		with respect to Service Shares is imposed by the Fund, although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
	Transfer to a non-participating	You must either:
securities dealer or other
	financial intermediary	•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

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Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require Fund management to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

Fund management discourages market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

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Redemption Fee

Certain BlackRock Funds listed below, including Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

The redemption fee is for the benefit of the remaining shareholders of the Applicable Funds and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Applicable Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Applicable Funds, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Applicable Funds not to be detrimental to the Applicable Funds or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  — through each Applicable Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  — in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  — in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in the Applicable Funds through qualified employee benefit plans;

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  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Applicable Funds not to be detrimental to the Applicable Funds or long-term shareholders; and

  certain other accounts in the absolute discretion of the Applicable Funds when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Applicable Funds reserve the right to modify or eliminate these waivers at any time.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows each Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

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Other Payments by the Funds

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to a Plan and fees that the Fund pays to PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

Mid-Cap Growth Equity and Mid-Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Mid-Cap Growth Equity and Mid-Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.800%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.650%

Greater than $3 billion	0.625%

Small Cap Growth Equity and Small Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Growth Equity and Small Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

Small Cap Core Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Core Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is 1.00%.

With respect to each Fund, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s expense table. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

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If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

Mid-Cap Growth Equity	0.80%

Mid-Cap Value Equity	0.80%

Small Cap Core Equity	0.99%

Small Cap Growth Equity	0.48%

Small Cap Value Equity	0.43%

A discussion of the basis for the Board’s approval of the Management Agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Mid-Cap Growth Equity

The Fund is managed by a team of financial professionals. Eileen M. Leary, CFA and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Eileen M. Leary, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap growth equity team; Portfolio Manager for State Street Research and Management responsible for the State Street Research Mid-Cap Growth Fund’s day-to-day portfolio management from 2002 to 2005.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

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Mid-Cap Value Equity

The Fund is managed by a team of financial professionals. Anthony F. Forcione, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Anthony F. Forcione, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing	2005	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap value equity team; Vice President and portfolio manager with State Street Research & Management (“SSRM”) from 2002 to 2005.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Small Cap Core Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Small Cap Growth Equity

The Fund is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2004	Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Equity Analyst with Massachusetts Financial Services (“MFS”) from 1998 to 2002.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

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Small Cap Value Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

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Under a securities lending program approved by the Trust’s Board, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

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Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, other financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designed by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

40

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Mid-Cap Growth Equity Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$12.92	$10.27	$10.07	$8.46	$7.33

Net investment loss[1]	(0.07)	(0.09)	(0.11)	(0.07)	(0.08)

Net realized and unrealized gain (loss)	(2.98)	2.74	0.44	1.68	1.21

Net increase (decrease) from investment operations	(3.05)	2.65	0.33	1.61	1.13

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$9.87	$12.92	$10.27	$10.07	$8.46

Total Investment Return

Based on net asset value	(23.61)%	25.80%[3]	3.29%[3]	19.03%[3]	15.42%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.28%	1.22%	1.53%	1.53%	1.53%

Total expenses	1.29%	1.32%	2.02%	1.60%	1.56%

Net investment loss	(0.56)%	(0.76)%	(1.06)%	(0.77)%	(0.97)%

Supplemental Data

Net assets, end of year (000)	$459	$714	$757	$1,136	$10,871

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

41

Financial Highlights (continued)

Mid-Cap Value Equity Portfolio*

	Service

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period January 28, 2005[1] to February 28, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.14	$13.49	$13.61	$12.63	$12.04

Net investment income (loss)	0.06 [2]	0.10 [2]	0.08 [2]	0.02 [2]	(0.01)

Net realized and unrealized gain (loss)	(2.72)	2.33	1.21	0.96	0.60

Net increase (decrease) from investment operations	(2.66)	2.43	1.29	0.98	0.59

Dividends and distributions from:
Net investment income	—	(0.12)	(0.03)	—	—
Tax return of capital	(0.02)	—	—	—	—
Net realized gain	(1.68)	(1.66)	(1.38)	—	—

Total dividends and distributions	(1.70)	(1.78)	(1.41)	—	—

Redemption fees added to paid-in capital	—	0.00 [3]	0.00 [3]	0.00 [3]	—

Net asset value, end of period	$9.78	$14.14	$13.49	$13.61	$12.63

Total Investment Return

Based on net asset value	(20.95)%	19.10%[4]	10.45%[4]	7.76%[4,5]	4.89%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.23%	1.20%	1.25%	1.25%[6]	1.25%[6]

Total expenses	1.25%	1.24%	1.50%	1.54%[6]	1.49%[6]

Net investment income	0.54%	0.68%	0.61%	0.20%[6]	0.39%[6]

Supplemental Data

Net assets, end of period (000)	$2,431	$3,716	$3,130	$889	$1,374

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

42

Financial Highlights (continued)

Small Cap Core Equity Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$21.05	$18.41	$17.59	$14.73	$11.99

Net investment loss[1]	(0.09)	(0.18)	(0.18)	(0.13)	(0.20)

Net realized and unrealized gain (loss)	(3.61)	3.13	1.30	3.10	3.04

Net increase (decrease) from investment operations	(3.70)	2.95	1.12	2.97	2.84

Distributions from net realized gain	(1.62)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.05

Net asset value, end of year	$15.73	$21.05	$18.41	$17.59	$14.73

Total Investment Return

Based on net asset value	(18.59)%[3]	16.15%[3]	6.47%[3]	20.22%[3]	24.17%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.58%	1.57%	1.60%	1.60%	1.60%

Total expenses	1.64%	1.59%	1.64%	2.01%	2.67%

Net investment loss	(0.51)%	(0.88)%	(0.99)%	(0.80)%	(1.19)%

Supplemental Data

Net assets, end of year (000)	$3,430	$4,909	$2,776	$94	$— [5]

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.42%.

[5]	Net assets end of period are less than $500.

43

Financial Highlights (continued)

Small Cap Growth Equity Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$22.58	$18.38	$16.54	$13.92	$11.79

Net investment loss[1]	(0.03)	(0.11)	(0.13)	(0.11)	(0.15)

Net realized and unrealized gain (loss)	(3.25)	4.31	1.97	2.72	2.28

Net increase (decrease) from investment operations	(3.28)	4.20	1.84	2.61	2.13

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$19.30	$22.58	$18.38	$16.54	$13.92

Total Investment Return

Based on net asset value	(14.53)%[3]	22.85%[3]	11.12%[3]	18.82%[4]	18.07%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.07%	1.02%	1.08%	1.19%	1.20%

Total expenses	1.07%	1.02%	1.08%	1.19%	1.20%

Net investment income (loss)	(0.14)%	(0.54)%	(0.73)%	(0.70)%	(1.02)%

Supplemental Data

Net assets, end of year (000)	$40,514	$35,945	$26,422	$24,491	$29,569

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

44

Financial Highlights (concluded)

Small Cap Value Equity Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.57	$13.21	$14.95	$15.07	$14.09

Net investment income (loss)[1]	0.02	0.04	(0.02)	0.00 [2]	(0.07)

Net realized and unrealized gain (loss)	(1.71)	1.25	1.19	2.87	2.84

Net increase (decrease) from investment operations	(1.69)	1.29	1.17	2.87	2.77

Dividends and distributions from:
Net investment income	—	(0.28)	(0.17)	—	—
Tax return of capital	(0.30)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.81)	(2.93)	(2.91)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$8.07	$11.57	$13.21	$14.95	$15.07

Total Investment Return

Based on net asset value[3]	(17.15)%	9.92%	9.45%	20.46%	20.45%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.26%	1.10%	1.27%	1.24%	1.25%

Total expenses	1.40%	1.12%	1.32%	1.25%	1.29%

Net investment income (loss)	0.19%	0.34%	(0.18)%	(0.03)%	(0.45)%

Supplemental Data

Net assets, end of year (000)	$1,546	$2,143	$3,852	$3,405	$3,288

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

45

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

46

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

47

Glossary

Glossary of Investment Terms

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Growth Companies — growth companies are those whose earnings growth potential appears to Fund management to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

REITs — REITs (real estate investment trusts) are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell Midcap® Growth Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell Midcap® Value Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with less-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values.

Russell 2000® Growth Index — an index that contains those securities with greater-than-average growth orientations, generally having higher price-to-book and price-to-earnings ratios.

Russell 2000® Index — an index that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Russell 2000® Value Index — an index that contains those securities with less-than-average growth orientations, generally having lower price-to-book and price-to-earnings ratios.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

48

Value Companies — companies that appear to be undervalued by the market as measured by certain financial formulas.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Management Fee — a fee paid to BlackRock for managing a Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

49

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Mid-Cap Growth Equity Portfolio
   BlackRock Mid-Cap Value Equity Portfolio
   BlackRock Small Cap Core Equity Portfolio
   BlackRock Small Cap Growth Equity Portfolio
   BlackRock Small Cap Value Equity Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800)-441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800)-441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800)-441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MCSC-SVC-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Small Cap Value Equity Portfolio

BlackRock Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-537-4942 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

Fund Overview	Key facts and details about the Fund including investment objectives, risk
	factors, fee and expense information, and historical performance information
	Key Facts About the Fund	4
	Risk/Return Information	6
	Expenses and Fees	7

Details About the Fund	How the Fund Invests	8
	Investment Risks	9

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	12
	How to Buy, Sell and Transfer Shares	12
	Fund’s Rights	16
	Short-Term Trading Policy	16
	Redemption Fee	17
	Distribution and Service Payments	18

Management of the Fund	Information about BlackRock and the Portfolio Managers
	BlackRock	20
	Portfolio Manager Information	21
	Conflicts of Interest	21
	Valuation of Fund Investments	22
	Dividends, Distributions and Taxes	23

Financial Highlights	Financial Performance of the Fund	24

General Information	Shareholder Documents	25
	Certain Fund Policies	25
	Statement of Additional Information	26

Glossary	Glossary of Investment Terms	27

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About the Fund

This prospectus provides information about the BlackRock Small Cap Value Equity Portfolio, one portfolio of BlackRock FundsSM (the “Trust”). The Small Cap Value Equity Portfolio is referred to in this prospectus as the “Fund” or “Small Cap Value Equity.”

The Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Fund and your rights as a shareholder. Terms in bold face type in the text are defined in the Glossary section.

What is the Fund’s investment objective?

The investment objective of Small Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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For additional information about Small Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long-term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

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Risk/Return Information

The chart and table shown below give you a picture of Small Cap Value Equity’s long-term performance for BlackRock Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

The BlackRock Shares were launched in April 2004. The performance of BlackRock Shares for the period before they were launched is based on the performance of Institutional Shares adjusted to reflect the class specific fees applicable to BlackRock Shares at the time of such share class’s launch. This information may be considered when assessing the fund’s performance, but does not represent the actual performance of this share class.

BlackRock Shares
ANNUAL TOTAL RETURNS
Small Cap Value Equity Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 19.84% (quarter ended June 30, 2003) and the lowest return for a quarter was -25.60% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Value Equity Portfolio — BlackRock Shares
Return Before Taxes[1]	–35.07%	–1.26%	3.38%
Return After Taxes on Distributions[1]	–35.12%	–4.69%	0.40%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–22.73%	–1.58%	2.12%

Russell 2000® Value Index (Reflects no deduction for fees, expenses or taxes)	–28.93%	0.27%	6.11%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below describe the fees and expenses that you may pay if you buy and hold BlackRock Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	BlackRock Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	BlackRock Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.45%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[2]	1.26%

Fee Waivers and Expense Reimbursements[3]	(0.15)%

Net Annual Fund Operating Expenses[3]	1.11%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Fund — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

BlackRock Shares	$113	$385	$677	$1,509

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Details About the Fund

How the Fund Invests

Investment Goal

The investment objective of Small Cap Value Equity is long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

Fund management is seeking small capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of companies with market capitalizations under $3.2 billion. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price which is when Fund management believes it is fully valued or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs. The Fund may invest in REITs.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE SMALL CAP VALUE EQUITY PORTFOLIO

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Fund:

In addition to the main strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

  Money Market Securities — The Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Temporary Defensive Strategies — It is possible that in extreme market conditions the Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

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  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — The Fund may invest uninvested cash balances in affiliated money market funds.

  Derivatives — The Fund may, when consistent with the Fund's investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Value Investing Style Risk — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Investment Risk — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

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Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

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Account Information

How to Choose the Share Class that Best Suits Your Needs

Small Cap Value Equity currently offers multiple share classes (BlackRock Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the BlackRock Shares class of the Fund.

BlackRock Shares

Availability	BlackRock Shares are offered without a sales charge to institutional investors, registered investment advisers and certain fee-based programs and qualified employee benefit plans.

Minimum Investment	•$5 million for institutions and individuals.
•There is no minimum initial investment requirement for fee-based programs with an annual fee of at least 0.55% or certain qualified employee benefit plans.
•BlackRock Shares are available to clients of registered investment advisers who have
$250,000 invested in the Fund.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	Annual service fee of 0.25%.

Redemption Fees?	2.00%.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares of this Fund or any other BlackRock Fund through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

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How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the section above, “How to
	your investment	Choose the Share Class that Best Suits Your Needs” of this
prospectus.

The Fund has lower investment minimums for other categories of shareholders eligible to purchase BlackRock Shares, including selected fee-based programs.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

Add to Your	Purchase additional shares	There is no minimum investment amount for additional purchases.
Investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 537-4942 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for BlackRock Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day. Contact your financial intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 537-4942, or contact your financial professional (if your account is not held directly with BlackRock).

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How to Buy Shares

	Your Choices	Important Information for You to Know

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by your financial professional or financial intermediary, but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

How to Sell Shares

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional submit your	professional. The price of your shares is based on the next calculation
Shares	sales order	of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell shares held at BlackRock by telephone request. Call (800) 537-4942 for details.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Redeem in Writing: Redemption requests may be sent in proper form
Redemption of	with BlackRock (continued)	to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
Shares (continued)		P.O. Box 9819, Providence, RI 02940. Under certain circumstances a medallion signature guarantee will be required. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund. No charge for wiring redemption payments with respect to BlackRock Shares is imposed by the Fund.

Shares can be redeemed by Federal wire transfer to a single previously designated bank account. You are responsible for any additional charges imposed by your bank for this service.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Intermediary	financial intermediary	services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

	Transfer to a non-participating	You must either:
securities dealer or other
	financial intermediary	•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

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Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act of 1940, as amended (the “Investment Company Act”);

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third-party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts

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typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that might be detrimental to the Fund or long-term shareholders.

Redemption Fee

Small Cap Value Equity charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of the Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Fund sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  — through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  — in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  — in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of the Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Fund reserves the right to modify or eliminate these waivers at any time.

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The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) or their respective affiliates) (each a “Financial Intermediary”) for providing support services to its customers who own BlackRock Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of BlackRock Shares of the Fund. All Small Cap Value Equity BlackRock Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own BlackRock Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in BlackRock Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

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Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees that the Fund pays to PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”), BlackRock on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

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Management of the Fund

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

The maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

BlackRock has agreed contractually to cap net expenses for Small Cap Value Equity (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock management fees, net of any applicable waiver, at an annual rate of 0.43% of the Fund’s average daily net assets.

A discussion of the basis for the Board’s approval of the Fund’s Management Agreement is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

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Portfolio Manager Information

Information regarding the portfolio manager(s) of the Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day	2001	Managing Director at BlackRock, Inc. since
	management of the Fund’s portfolio		2001; Member of BlackRock's small and mid-cap
	including setting the Fund’s overall		value equity team; Equity Analyst with
	investment strategy and overseeing		Independence Investment LLC from 2000 to 2001;
	the management of the Fund		Principal at Boston Partners Asset Management
L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day	2007	Managing Director at BlackRock, Inc. since
	management of the Fund’s portfolio		2002; Founding Partner and Portfolio Manager
	including setting the Fund’s overall		of Boston Partners Asset Management, L.P. from
	investment strategy and overseeing		1995 to 2002; Senior Vice President at The
	the management of the Fund		Boston Company Management Inc. from 1989
to 1995.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants

21

or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Fund has retained an affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Fund’s assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

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Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning after January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

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Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

		Year Ended September 30,			Period April 12, 2004[1] to September 30, 2004

	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.83	$13.46	$15.16	$15.23	$16.02

Net investment income[2]	0.03	0.04	0.00[3]	0.02	0.00[3]

Net realized and unrealized gain (loss)	(1.75)	1.27	1.21	2.90	(0.79)

Net increase (decrease) from investment operations	(1.72)	1.31	1.21	2.92	(0.79)

Dividends and distributions from:

Net investment income	—	(0.29)	(0.17)	—	—

Tax return of capital	(0.29)	—	—	—	—

Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	—

Total dividends and distributions	(1.80)	(2.94)	(2.91)	(2.99)	—

Redemption fees added to paid-in capital[3]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$8.31	$11.83	$13.46	$15.16	$15.23

Total Investment Return

Based on net asset value[4]	(16.96)%	9.90%	9.61%	20.60%	(4.93)%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.10%	1.08%	1.10%	1.07%	1.10%[6]

Total expenses	1.25%	1.10%	1.12%	1.08%	1.33%[6]

Net investment income (loss)	0.33%	0.32%	(0.01)%	0.16%	(0.17)%[6]

Supplemental Data

Net assets, end of period (000)	$3,046	$4,929	$4,454	$5,162	$4,787

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

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General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third-parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third-parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

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We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

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Glossary

Glossary of Investment Terms

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Equity Security — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

REITs — REITs (real estate investment trusts) are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell 2000® Value Index — an index that contains those securities with less-than-average growth orientations, generally having lower price-to-book and price-to-earnings ratios.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies — companies that appear to be undervalued by the market as measured by certain financial formulas.

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Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing the Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of the Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

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For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
   BlackRock Small Cap Value Equity Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, RI 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MCSC-BLK-0109